FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
Hedging instrument, assets	$ 267	$ 582
Hedging instrument, liabilities	471	267
Preferred shares	$ 20	$ 20